Significant Accounting Judgments, Estimates and Assupmtions Used in the Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2018
Significant Accounting Judgments, Estimates and Assupmtions used in the Preparation of the Financial Statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUPMTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS
NOTE 3:-	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUPMTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities and expenses.

Discussed below are the key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

●	Determining the fair value of share based compensation to employees and directors:

The fair value of share based compensation to employees and directors is determined using acceptable option pricing models.

The assumptions used in the models include the expected volatility, expected life, expected dividend and risk-free interest rate.

●	Grants from the Israel Innovation Authority (“the IIA”):

Government grants received from the IIA are recognized as a liability if future economic benefits are expected from the research and development activity that will result in royalty-bearing sales. There is certainty regarding the estimated future economic benefits, therefore the liability was recorded with respect to the IIA grants.